Financial Highlights	12 Months Ended
Dec. 31, 2015
Financial Highlights [Abstract]
Financial Highlights

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2015	2014	2013

Series 1	182,693.002	226,646.771	349,050.340	July 23, 2001
Series 2	39.121	71.411	186.285	April 1, 2010
Series 3	14,145.541	16,444.909	24,444.217	September 1, 2009
Series 4	2,496.701	2,198.058	1,861.921	November 1, 2010

Ratios are calculated for each Series taken as a whole. Total return for Series 1 investors are presented for Unitholders charged 7% brokerage fee. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.